JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period	$ 38,363,586	$ 39,489,898
Share of profit or loss	296,772	(586,318)
As of the end of the period	$ 38,660,358	$ 38,903,580